Exceptional items (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Exceptional items
Exceptional items - cost of sales	$ 1,270,000,000	$ 1,090,000,000	$ 2,388,000,000	$ 2,108,000,000
Exceptional items - SG&A expenses	68,000,000	77,000,000	144,000,000	150,000,000
Exceptional finance cost / (income)	67,000,000	51,000,000	117,000,000	86,000,000
Exceptional income tax Charge / (credit)	10,000,000	2,000,000	6,000,000	(7,000,000)
Exceptional items.
Exceptional items
Start-up related and other costs	3,000,000	9,000,000	5,000,000	17,000,000
Impairment - property, plant and equipment	10,000,000		10,000,000
Exceptional items - cost of sales	13,000,000	9,000,000	15,000,000	17,000,000
Transaction related and other costs	1,000,000	1,000,000	2,000,000	4,000,000
Exceptional items - SG&A expenses	1,000,000	1,000,000	2,000,000	4,000,000
Exceptional finance cost / (income)	8,000,000		2,000,000	(17,000,000)
Exceptional income tax Charge / (credit)	(1,000,000)	(2,000,000)	(1,000,000)	(3,000,000)
Total exceptional items, net of tax	$ 21,000,000	$ 8,000,000	$ 18,000,000	$ 1,000,000